STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Australia - 5.2%
BHP Group	25,990		726,298
National Australia Bank	54,680		918,755
Suncorp Group	7,230	[a]	53,549
Wesfarmers	85,670	[a]	3,109,716
Westpac Banking	33,910		501,069
			5,309,387
Brazil - .2%
Magazine Luiza	37,600	[a]	164,089
Canada - 7.7%
Canadian Natural Resources	26,570		606,198
Manulife Financial	52,470		894,095
Royal Bank of Canada	35,110		2,867,303
Shopify, Cl. A	860	[a]	925,604
The Toronto-Dominion Bank	47,730		2,546,188
			7,839,388
China - 10.3%
Alibaba Group Holding, ADR	8,160	[a]	2,149,018
Bank of China, Cl. H	2,114,880	[a]	747,611
BYD Electronic International	45,100	[a]	223,142
Guangzhou R&F Properties, Cl. H	1,086,630		1,415,932
Industrial & Commercial Bank of China, Cl. H	577,860	[a]	366,798
Kingdee International Software Group	40,820	[a]	142,456
KWG Group Holdings	285,960		391,066
KWG Living Group Holdings	147,150	[a]	113,907
Sinotruk Hong Kong	64,370	[a]	159,782
Tencent Holdings	23,440	[a]	1,702,572
TravelSky Technology, Cl. H	82,900	[a]	188,024
Wuxi Biologics Cayman	25,640	[a,b]	254,380
Xinyi Solar Holdings	189,940	[a]	346,502
Zhejiang Expressway, Cl. H	1,104,850	[a]	786,832
Zijin Mining Group, Cl. H	1,493,440	[a]	1,489,384
			10,477,406
Czech Republic - 1.0%
CEZ	49,320	[a]	1,045,319
Denmark - .8%
Genmab	2,141	[a]	821,377
Finland - 2.8%
Fortum	80,320	[a]	1,840,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Finland - 2.8% (continued)
Sampo, Cl. A	23,330	[a]	1,008,252
			2,848,277
France - 5.0%
AXA	106,830	[a]	2,511,943
BioMerieux	1,389	[a]	200,150
Eutelsat Communications	16,020		176,954
Sanofi	6,040	[a]	610,320
Total	28,730		1,227,744
Unibail-Rodamco-Westfield	4,440	[a]	315,127
			5,042,238
Germany - 3.8%
Allianz	3,680	[a]	867,666
Bayer	3,230	[a]	185,980
Deutsche Post	15,870	[a]	766,686
Deutsche Telekom	17,360	[a]	313,000
HOCHTIEF	1,700	[a]	164,053
METRO	105,780	[a]	966,536
SAP	4,470	[a]	543,761
Zalando	940	[a,b]	95,084
			3,902,766
Greece - 1.1%
OPAP	96,650	[a]	1,089,481
Hong Kong - 2.3%
Nine Dragons Paper Holdings	572,000		751,248
Pacific Century Premium Developments	119,652	[a]	13,121
PCCW	1,051,650		639,045
Yue Yuen Industrial Holdings	461,790	[a]	949,669
			2,353,083
Italy - 1.4%
Eni	128,040	[a]	1,268,138
Recordati Industria Chimica E Farmaceutica	3,080		163,970
			1,432,108
Japan - 16.0%
Aozora Bank	28,500		517,313
Canon	45,670		810,817
Hirose Electric	4,770		674,379
Honda Motor	25,520		701,922
ITOCHU	126,790		3,350,098
Japan Airlines	890	[a]	16,854
M3	3,800		350,226
Mitsubishi	26,520		618,038
Mitsui & Co.	42,920		731,778
MS&AD Insurance Group Holdings	39,820		1,157,602

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 16.0% (continued)
Nintendo	1,890		1,072,810
Nippon Paint Holdings	850		108,855
Nissan Motor	137,140	[a]	646,949
Otsuka	20,390		988,251
Sumitomo	44,260		545,407
Takeda Pharmaceutical	64,470		2,312,645
Tokyo Electron	4,260		1,447,339
Toyota Motor	4,190		280,899
			16,332,182
Luxembourg - 1.7%
RTL Group	37,338	[a]	1,716,519
Macau - 1.8%
Sands China	445,020	[a]	1,825,770
Malaysia - .2%
British American Tobacco Malaysia	42,080		118,989
Top Glove	78,060		136,423
			255,412
Netherlands - 1.2%
NN Group	8,460	[a]	343,616
Royal Dutch Shell, Cl. A	50,130		849,553
Royal Dutch Shell, Cl. B	271		4,459
			1,197,628
New Zealand - 2.6%
Auckland International Airport	72,166	[a]	393,690
Spark New Zealand	699,980		2,238,166
			2,631,856
Russia - 3.2%
Novolipetsk Steel	516,830		1,302,561
Severstal	135,484		1,987,199
			3,289,760
Singapore - 2.6%
Ascendas Real Estate Investment Trust	565,170		1,251,579
DBS Group Holdings	23,530		442,125
Singapore Telecommunications	530,980		946,234
			2,639,938
South Africa - .8%
Kumba Iron Ore	22,680	[a]	771,819
MTN Group	3,100	[a]	13,260
Resilient REIT	16,254		39,758
			824,837
South Korea - 2.5%
Kakao	964	[a]	320,593
KT&G	18,230	[a]	1,359,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
South Korea - 2.5% (continued)
Samsung Electronics	13,600		819,773
			2,499,523
Spain - 1.7%
ACS Actividades de Construccion y Servicios	42,050	[a]	1,328,721
Telefonica	98,320		428,897
			1,757,618
Sweden - .3%
Telia	79,010		334,947
Switzerland - 5.8%
Nestle	13,320	[a]	1,483,045
Novartis	14,990	[a]	1,357,059
Roche Holding	3,991	[a]	1,313,352
Zurich Insurance Group	4,205	[a]	1,706,987
			5,860,443
Taiwan - 6.4%
Asustek Computer	198,270	[a]	1,732,102
Globalwafers	62,770	[a]	1,228,863
Taiwan Cement	797,607	[a]	1,200,503
Taiwan Semiconductor Manufacturing	136,250		2,296,926
Uni-President Enterprises	5,240	[a]	11,950
			6,470,344
Thailand - .1%
BTS Group Holdings	352,480	[a]	118,853
Turkey - .2%
Ford Otomotiv Sanayi	12,108	[a]	166,911
United Arab Emirates - .6%
Dubai Islamic Bank	513,058	[a]	625,757
United Kingdom - 7.9%
AstraZeneca	3,434	[a]	357,316
BP	317,080		1,046,854
British American Tobacco	41,350		1,455,044
GlaxoSmithKline	92,130		1,682,677
Imperial Brands	88,910		1,613,198
Legal & General Group	159,590	[a]	537,638
Rio Tinto	2,620	[a]	168,844
SSE	52,380		936,426
Tesco	79,230		239,770
			8,037,767
Total Common Stocks (cost $88,133,979)			98,910,984

Exchange-Traded Funds - .5%
United States - .5%
iShares MSCI EAFE ETF (cost $533,266)		7,730	[a]	542,259
	Preferred Dividend Yield (%)
Preferred Stocks - .3%
Germany - .3%
Sartorius (cost $256,983)	0.10	570	[a]	259,731
		Number of Rights
Rights - .0%
Singapore - .0%
Ascendas Real Estate Investment Trust (cost $0)		21,435		160
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $401,300)	0.10	401,300	[c]	401,300
Total Investments (cost $89,325,528)		98.4%		100,114,434
Cash and Receivables (Net)		1.6%		1,671,654
Net Assets		100.0%		101,786,088

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $349,464 or .34% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	98,910,984	-		-	98,910,984
Equity Securities - Preferred Stocks	259,731	-		-	259,731
Exchange-Traded Funds	542,259	-		-	542,259
Investment Companies	401,300	-		-	401,300
Rights	-	160	††	-	160

† See Statement of Investments for additional detailed categorizations, if any.

†† Securitites classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $10,788,906, consisting of $17,829,367 gross unrealized appreciation and $7,040,461 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.